Non-financial Liabilities (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2024	Dec. 31, 2023
Miscellaneous liabilities [abstract]
Advance received, Current	₩ 3,531,207	₩ 5,204,113
Unearned revenue, Current	37,062	36,716
Deferred revenue, Current	776,988	734,825
Withholdings, Current	271,425	259,755
Others. Current	1,710,459	1,646,254
Non-financial liabilities, Current	6,327,141	7,881,663
Advance received, Non-current	354,218	288,686
Unearned revenue, Non-current	14,910	12,108
Deferred revenue, Non-current	12,875,577	10,814,030
Withholdings, Non-current	2,296	2,369
Others, Non-current	34,519	78,807
Non-financial liabilities, Non-current	₩ 13,281,520	₩ 11,196,000